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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      12/31//2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ZWEIG ADVISERS, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-2621
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

Marc Baltuch                       New York, New York   February 9, 2010
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Total:                             50
                                                           --------------------

Form 13F Information Table Value Total:                       $ 498807
                                                           --------------------
                                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
     1         28-2621                      EUCLID ADVISORS LLC
     ------    --------------------         ---------------------------------
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Zweig Advisers SEC Form 13F 12/31/2009

ITEM 1                             ITEM 3                       ITEM 4                    ITEM 5   ITEM 6      ITEM 7      ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                MARKET                    SHARES  INVESTMENT                VOTING
NAME OF ISSUER                       CUSIP                      VALUE                      OWNED  DISCRETION  MANAGER     AUTHORITY
ALCOA INC                           13817101                    8785400                    545000 (a)sole      n/a         (a)sole
ALTRIA GROUP INC                   02209S103                   11817260                    602000 (a)sole      n/a         (a)sole
AT&T INC                           00206R102                   11884720                    424000 (a)sole      n/a         (a)sole
BIOGEN IDEC INC                    09062X103                    9897500                    185000 (a)sole      n/a         (a)sole
BUNGE LTD                          G16962105                    9510670                    149000 (a)sole      n/a         (a)sole
CATERPILLAR INC                    149123101                    5926960                    104000 (a)sole      n/a         (a)sole
CHEVRON CORP                       166764100                   10393650                    135000 (a)sole      n/a         (a)sole
CISCO SYSTEMS INC                  17275R102                   11108160                    464000 (a)sole      n/a         (a)sole
CLOROX COMPANY                     189054109                   10492000                    172000 (a)sole      n/a         (a)sole
CONOCOPHILLIPS                     20825C104                   11082190                    217000 (a)sole      n/a         (a)sole
CONTINENTAL AIRLINES-CLASS B       210795308                    9891840                    552000 (a)sole      n/a         (a)sole
CORNING INC                        219350105                   10157060                    526000 (a)sole      n/a         (a)sole
COSTCO WHOLESALE CORP              22160K105                   11005620                    186000 (a)sole      n/a         (a)sole
DREYFUS-CS MG-IN                   26188J206                   23305882                  23305882 (a)sole      n/a         (a)sole
DRYSHIPS INC                       Y2109Q101                    8270220                   1421000 (a)sole      n/a         (a)sole
EXELON CORP                        30161N101                   10702530                    219000 (a)sole      n/a         (a)sole
FOSTER WHEELER AG                  H27178104                    7713280                    262000 (a)sole      n/a         (a)sole
FREEPORT-MCMORAN COPPER            35671D857                   10357410                    129000 (a)sole      n/a         (a)sole
GILEAD SCIENCES INC                375558103                    8266480                    191000 (a)sole      n/a         (a)sole
GOLDMAN SACHS GROUP INC            38141G104                    9455040                     56000 (a)sole      n/a         (a)sole
HALLIBURTON CO                     406216101                    9929700                    330000 (a)sole      n/a         (a)sole
HEWLETT-PACKARD CO                 428236103                   10250490                    199000 (a)sole      n/a         (a)sole
HUDSON CITY BANCORP INC            443683107                    9171640                    668000 (a)sole      n/a         (a)sole
INTL BUSINESS MACHINES CORP        459200101                    9948400                     76000 (a)sole      n/a         (a)sole
JOHNSON & JOHNSON                  478160104                   11980260                    186000 (a)sole      n/a         (a)sole
L-3 COMMUNICATIONS HOLDINGS        502424104                    9738400                    112000 (a)sole      n/a         (a)sole
MASSEY ENERGY CO                   576206106                    9116170                    217000 (a)sole      n/a         (a)sole
MCDONALD'S CORP                    580135101                   10739680                    172000 (a)sole      n/a         (a)sole
MICROSOFT CORP                     594918104                   12592370                    413000 (a)sole      n/a         (a)sole
NIKE INC -CL B                     654106103                   11033690                    167000 (a)sole      n/a         (a)sole
NOKIA CORP-SPON ADR                654902204                    8249700                    642000 (a)sole      n/a         (a)sole
NUCOR CORP                         670346105                   10589550                    227000 (a)sole      n/a         (a)sole
OCCIDENTAL PETROLEUM CORP          674599105                   11144950                    137000 (a)sole      n/a         (a)sole
PEPSICO INC                        713448108                    9910400                    163000 (a)sole      n/a         (a)sole
PETROLEO BRASILEIRO S.A.-ADR       71654V408                   10441920                    219000 (a)sole      n/a         (a)sole
PHILIP MORRIS INTERNATIONAL        718172109                   10890940                    226000 (a)sole      n/a         (a)sole
POTASH CORP OF SASKATCHEWAN        73755L107                   10307500                     95000 (a)sole      n/a         (a)sole
POWERSHARES DB AGRICULTURE F       73936B408                    9227560                    349000 (a)sole      n/a         (a)sole
QUALCOMM INC                       747525103                   12120120                    262000 (a)sole      n/a         (a)sole
RESEARCH IN MOTION                 760975102                   10333620                    153000 (a)sole      n/a         (a)sole
SHIRE PLC-ADR                      82481R106                    9685500                    165000 (a)sole      n/a         (a)sole
ST JUDE MEDICAL INC                790849103                    8018040                    218000 (a)sole      n/a         (a)sole
TEMPLETON DRAGON FUND INC          88018T101                    8229500                    302000 (a)sole      n/a         (a)sole
UNDER ARMOUR INC-CLASS A           904311107                    4445010                    163000 (a)sole      n/a         (a)sole
UNION PACIFIC CORP                 907818108                   11374200                    178000 (a)sole      n/a         (a)sole
UNITEDHEALTH GROUP INC             91324P102                    9296400                    305000 (a)sole      n/a         (a)sole
VALERO ENERGY CORP                 91913Y100                    8090250                    483000 (a)sole      n/a         (a)sole
VERIZON COMMUNICATIONS INC         92343V104                   11197940                    338000 (a)sole      n/a         (a)sole
WILLIAMS COS INC                   969457100                    6366160                    302000 (a)sole      n/a         (a)sole
WILLIAMS COS INC                   969457100                    4363560                    207000 (a)sole      n/a         (a)sole
                                                              498807492